Revenue, government financing for research expenditures and sales - Change in Deferred Revenue and Collaboration Liabilities (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Deferred revenue
Deferred Revenue, Roll Forward [Abstract]
Contract liabilities at beginning of period	€ 43,972	€ 89,112
Revenue for the current period	(6,095)	(28,349)
Contract liabilities at end of period	38,066	62,072
Collaboration Liabilities, Roll Forward [Abstract]
Contract liabilities at beginning of period	43,972	89,112
Contract liabilities at end of period	38,066	62,072
Deferred revenue | 2015 monalizumab agreement, with AstraZeneca
Deferred Revenue, Roll Forward [Abstract]
Contract liabilities at beginning of period	26,572	62,657
Revenue for the current period	(6,095)	(19,636)
Transfer to / (from) collaboration liabilities	188	(3,055)
Contract liabilities at end of period	20,665	39,966
Collaboration Liabilities, Roll Forward [Abstract]
Contract liabilities at beginning of period	26,572	62,657
Contract liabilities at end of period	20,665	39,966
Deferred revenue | IPH5201 agreement, with AstraZeneca
Deferred Revenue, Roll Forward [Abstract]
Contract liabilities at beginning of period		9,053
Revenue for the current period		(8,713)
Revenue from contracts with customers, milestone		4,365
Contract liabilities at end of period		4,705
Collaboration Liabilities, Roll Forward [Abstract]
Contract liabilities at beginning of period		9,053
Contract liabilities at end of period		4,705
Collaboration liabilities | 2015 monalizumab agreement, with AstraZeneca
Deferred Revenue, Roll Forward [Abstract]
Contract liabilities at beginning of period	46,686	21,304
Contract liabilities at end of period	45,934	12,012
Collaboration Liabilities, Roll Forward [Abstract]
Contract liabilities at beginning of period	46,686	21,304
Additions	1,501	3,055
Deductions	(2,253)	(12,347)
Contract liabilities at end of period	€ 45,934	€ 12,012